Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents

13 CASH AND CASH EQUIVALENTS

	$ million
	Dec 31, 2017	Dec 31, 2016
Cash	4,672	3,426
Short-term bank deposits	3,996	4,084
Money market funds, reverse repos and other cash equivalents	11,644	11,620
Total	20,312	19,130

Included in cash and cash equivalents at December 31, 2017, were amounts totalling $120 million (2016: $349 million) subject to currency controls or other legal restrictions. Information about credit risk is presented in Note 19.

1        FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2016